Business combination - Narrative and Assets and Liabilities Recognized (Details) - LFoundry S.r.l. ("LFoundry") $ in Thousands, € in Millions	Jul. 29, 2016 USD ($)	Jun. 24, 2016 EUR (€)
Business combination
Percentage of equity interests acquired	70.00%	70.00%
Acquisition consideration	$ 54,366	€ 49.0
Assets and liabilities recognized
Property, plant and equipment	113,119
Intangible assets	8,088
Restrict cash	26,042
Other assets	5,590
Total non-current assets	152,839
Inventories	29,252
Prepayment and prepaid operating expenses	2,864
Trade and other receivables	34,186
Other financial assets	111
Cash and cash equivalent	18,987
Total current assets	85,400
Total Assets	238,239
Borrowings	71,654
Deferred tax liabilities	15,639
Other long-term liabilities	35,354
Total non-current liabilities	122,647
Trade and other payables	37,005
Borrowings	4,904
Accrued liabilities	1,635
Total current liabilities	43,544
Total Liabilities	166,191
Total identifiable net assets at fair value	72,048
Less: non-controlling interests	(21,615)
Goodwill on acquisition	3,933
Satisfied by cash	$ 54,366	€ 49.0